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                                                                 [METLIFE LOGO]

First MetLife Investors Insurance Company
200 Park Avenue
New York, NY 10166

December 12, 2011

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Post-Effective Amendment No. 5
    First MetLife Investors Insurance Company
    First MetLife Investors Variable Annuity Account One
    File No. 333-158579 (Simple Solutions)

Commissioners:

On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), we have attached for filing Post-Effective Amendment No. 5 (the "Amendment") to the Account's registration statement on Form N-4 for certain variable annuity contracts issued through the Account.

This Amendment is being filed pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended. As counsel who reviewed the Amendment, we represent that the Amendment does not contain disclosure which would otherwise render it ineligible to become effective pursuant to paragraph (b).

If you have any questions or comments regarding the Amendment, please call the undersigned at (212) 578-3387.

Sincerely,

/s/ John B. Towers
-----------------------------------
John B. Towers
Senior Counsel
Metropolitan Life Insurance Company

Attachment
cc: Michele H. Abate, Esq.